UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22894

INVESTMENT MANAGERS SERIES TRUST II

(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212

(Address of principal executive offices) (Zip code)

Diane J. Drake

Mutual Fund Administration, LLC

2220 E. Route 66, Suite 226

Glendora, CA 91740

(Name and address of agent for service)

(626) 385-5777

Registrant’s telephone number, including area code

Date of fiscal year end: February 28

Date of reporting period: February 28, 2023

Item 1. Report to Stockholders.

The registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

AXS Cannabis ETF

(THCX)

ANNUAL REPORT

FEBRUARY 28, 2023

AXS Cannabis ETF

A series of Investment Managers Series Trust II

Table of Contents

Shareholder Letter	1
Fund Performance	2
Schedule of Investments	3
Statement of Assets and Liabilities	6
Statement of Operations	7
Statements of Changes in Net Assets	8
Financial Highlights	9
Notes to Financial Statements	10
Report of Independent Registered Public Accounting Firm	20
Supplemental Information	21
Expense Example	26

This report and the financial statements contained herein are provided for the general information of the shareholders of the AXS Cannabis ETF. This report is not authorized for distribution to prospective investors in the ETF unless preceded or accompanied by an effective prospectus.

www.axsinvestments.com

Dear Shareholders,

On behalf of the entire team, we want to express our appreciation for the confidence you have placed in The AXS Cannabis ETF (“THCX” or the “Fund”). The following information pertains to the fiscal period of February 28, 2022, through February 28, 2023. The Fund seeks to track the performance, before fees and expenses, of the AXS Cannabis Index (the “Index”). The Index seeks to provide exposure to global companies that have a business interest in the legal cannabis, hemp or CBD-based pharmaceutical, consumer product & wellness markets.

The Fund had negative performance during the fiscal period ending on February 28, 2023. The market price for THCX decreased 65.66% and the NAV decreased 65.45%, while the S&P 500 Index, a broad market index, lost 7.69% over the same period. The Fund’s Innovation Labs Cannabis Index decreased 65.40%.

In addition to the global macro headwinds of rising interest rates, inflationary forces and general downward pressure on growth companies, cannabis stocks were under pressure again this past year mainly due to the continued lack of regulatory catalysts in the United States. 2022 started with a glimmer of hope on passage of the Secure and Fair Enforcement (SAFE) Banking Act. However in mid-December, Congress failed to include the SAFE Act in the omnibus thus narrowing the window for passing SAFE in calendar year 2023. A further blow was dealt to cannabis stocks in January 2023, when the Food and Drug Administration (FDA) said that it would not be creating rules to allow the marketing of CBD as dietary supplements or food items, leaving the massive industry without regulations. This lack of clarity has created an uncertain growth path for what Grandview Research has pegged at a $22 billion market by 2030.

As of February 28, 2023, the Fund had 8,675,000 shares outstanding compared to 8,150,00 shares outstanding on February 28, 2022.

We appreciate your investment in THCX.

Investors cannot directly invest in an index and unmanaged index returns do not reflect any fees, expenses or sales charges. The views in this letter were as of February 28, 2023 and may not necessarily reflect the same views on the date this letter is first published or any time thereafter. These views are intended to help shareholders in understanding the fund’s investment methodology and do not constitute investment advice.

Faithfully yours,

Parker B. Binion

Head of Investments, AXS Investments LLC

Fund holdings and/or sector allocations are subject to change. Please see the Schedule of Investments for information on current holdings.

Past performance does not guarantee future results.

AXS Cannabis ETF

ETF PERFORMANCE at February 28, 2023 (Unaudited)

This graph compares a hypothetical $10,000 investment in the ETF, made at its inception, with a similar investment in the Innovation Labs Cannabis Index. Results include the reinvestment of all dividends and capital gains.

The Innovation Labs Cannabis Index is a proprietary rules-based equities index. The portfolio consists of global companies that have a business interest in the legal cannabis, hemp or CBD-based pharmaceutical, consumer product & wellness markets. The index does not reflect expenses, fees, or sales charge, which would lower performance. The index is unmanaged and is not available for investment.

Average Annual Total Returns as of February 28, 2023	1 Year	Since Inception	Inception Date
AXS Cannabis ETF (Net Asset Value)	-65.45%	-45.75%	7/8/19
AXS Cannabis ETF (Market Price)	-65.66%	-45.51%	7/8/19
Innovation Labs Cannabis Index	-65.40%	-46.62%	7/8/19

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. The most recent month end performance may be obtained by calling (866) 984-2510.

The ETF acquired the assets and liabilities of The Cannabis ETF, a series of the Spinnaker ETF Series (the “Predecessor ETF”) at the close of business on January 20, 2023. As a result of the reorganization, the ETF is the accounting successor of the Predecessor ETF. Performance results shown in the graph and the performance table above for the periods prior to January 21, 2023, reflect the performance of the Predecessor ETF.

The ETF’s shares are listed on an exchange. The price of the ETF’s shares is based on market price, and because exchange-traded fund shares trade at market prices rather than net asset value, shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

Gross and net expense ratios were 0.95% and 0.75%, respectively, which were stated in the current prospectus dated September 7, 2022. For the ETF’s current one year expense ratios, please refer to the Financial Highlights section of this report. The ETF's advisor has entered into fee waiver agreement with the ETF under which it has agreed to waive or reduce its fees by 0.20% of the average daily net assets of the ETF for a period of two years from the date of the reorganization of The Cannabis ETF (the "Predecessor ETF") and it may be terminated before that date only by the Trust's Board of Trustees. The ETF's advisor will not seek recoupment from the ETF of any amounts waived by the advisor under the fee waiver agreement. In the absence of such waivers, the ETF’s returns would be lower.

AXS Cannabis ETF

SCHEDULE OF INVESTMENTS

As of February 28, 2023

Number of Shares		Value
	COMMON STOCKS — 99.5%
	AGRICULTURE — 5.6%
941,528	Greenlane Holdings, Inc. - Class A*	$349,495
828,001	Village Farms International, Inc.*	844,561

		1,194,056
	BIOTECHNOLOGY — 4.2%
1,755,206	Cardiol Therapeutics, Inc. - Class A*	900,435

	CHEMICALS — 2.8%
474,911	Amyris, Inc.*	593,639

	HEALTHCARE-PRODUCTS — 8.4%
7,048	PerkinElmer, Inc.	877,969
2,918	Waters Corp.*	907,177

		1,785,146
	HOUSEHOLD PRODUCTS/WARES — 13.7%
1,645,403	Charlottes Web Holdings, Inc.*	614,991
422,662	Cronos Group, Inc.*	917,177
1,162,073	Leafly Holdings, Inc.*	628,681
1,432,482	Nova Cannabis, Inc.*	755,872

		2,916,721
	HOUSEWARES — 7.7%
19,961	Scotts Miracle-Gro Company	1,646,783

	MACHINERY-DIVERSIFIED — 5.0%
653,102	Agrify Corp.*	254,906
426,549	Hydrofarm Holdings Group, Inc.*	818,974

		1,073,880
	PHARMACEUTICALS — 24.0%
869,524	Aurora Cannabis, Inc.*	726,052
391,782	Canopy Growth Corp.*	901,099
2,003,391	cbdMD, Inc.*	484,821
611,355	High Tide, Inc.*	837,841
1,437,158	Organigram Holdings, Inc.*	1,133,918
361,757	Tilray Brands, Inc.*	1,023,772

		5,107,503
	REITS — 14.4%
91,081	AFC Gamma, Inc. - REIT	1,410,845
20,439	Chicago Atlantic Real Estate Finance, Inc. - REIT	299,636
15,448	Innovative Industrial Properties - REIT	1,365,757

		3,076,238

AXS Cannabis ETF

SCHEDULE OF INVESTMENTS - Continued

As of February 28, 2023

Number of Shares		Value
	COMMON STOCKS (Continued)
	RETAIL — 9.4%
1,239,353	Fire & Flower Holdings Corp.*	$1,062,692
221,976	GrowGeneration Corp.*	940,068

		2,002,760
	SOFTWARE — 4.3%
832,349	WM Technology, Inc.*	919,746
	TOTAL COMMON STOCKS
	(Cost $44,103,380)	21,216,907

	TOTAL INVESTMENTS — 99.5%
	(Cost $44,103,380)	21,216,907

	Other Assets in Excess of Liabilities — 0.5%	101,321
	TOTAL NET ASSETS — 100.0%	$21,318,228

REIT – Real Estate Investment Trusts

*	Non-income producing security.

See accompanying Notes to Financial Statements.

AXS Cannabis ETF

SUMMARY OF INVESTMENTS

As of February 28, 2023

Security Type/Industry	Percent of Total Net Assets
Common Stocks
Pharmaceuticals	24.0%
REITS	14.4%
Household Products/Wares	13.7%
Retail	9.4%
Healthcare-Products	8.4%
Housewares	7.7%
Agriculture	5.6%
Machinery-Diversified	5.0%
Software	4.3%
Biotechnology	4.2%
Chemicals	2.8%
Total Common Stocks	99.5%
Total Investments	99.5%
Other Assets in Excess of Liabilities	0.5%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

AXS Cannabis ETF

STATEMENT OF ASSETS AND LIABILITIES

As of February 28, 2023

Assets:
Investments, at value (cost $44,103,380)	$21,216,907
Foreign currency, at value (cost $386,772)	378,718
Receivables:
Dividends and interest	14,051
Securities lending income	9,649
Total assets	21,619,325

Liabilities:
Payables:
Due to Custodian	287,319
Advisory fees	13,778
Total liabilities	301,097

Net Assets	$21,318,228

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$164,330,053
Total distributable earnings (accumulated deficit)	(143,011,825)
Net Assets	$21,318,228

Shares of beneficial interest issued and outstanding	8,675,000
Net asset value per share	$2.46

See accompanying Notes to Financial Statements.

AXS Cannabis ETF

STATEMENT OF OPERATIONS

For the Year Ended February 28, 2023

Investment Income:
Dividends	$365,187
Securities lending income	169,957
Interest	5,173
Total investment income	540,317

Expenses:
Advisory fees	330,179
Interest expense	1,004
Total expenses	331,183
Advisory fees (waived) recovered	(69,301)
Net expenses	261,882
Net investment income (loss)	278,435

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(83,523,883)
Investments in-kind	32,900
Net realized gain (loss)	(83,490,983)
Net change in unrealized appreciation/depreciation on:
Investments	42,984,157
Foreign currency translations	(8,055)
Net change in unrealized appreciation/depreciation	42,976,102
Net realized and unrealized gain (loss)	(40,514,881)

Net Increase (Decrease) in Net Assets from Operations	$(40,236,446)

See accompanying Notes to Financial Statements.

AXS Cannabis ETF

STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended	For the Year Ended
	February 28, 2023[1]	February 28, 2022
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$278,435	$(312,112)
Net realized gain (loss) on investments, investments in-kind and foreign currency transactions	(83,490,983)	(14,942,906)
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	42,976,102	(91,750,475)
Net increase (decrease) in net assets resulting from operations	(40,236,446)	(107,005,493)

Distributions to Shareholders	(236,963)	(29,834)

Capital Transactions:
Net proceeds from shares sold	3,700,631	-
Cost of shares redeemed	(533,436)	(9,465,469)
Net increase (decrease) in net assets from capital share transactions	3,167,195	(9,465,469)

Total increase (decrease) in net assets	(37,306,214)	(116,500,796)

Net Assets:
Beginning of period	58,624,442	175,125,238
End of period	$21,318,228	$58,624,442

Capital Share Transactions:
Shares sold	725,000	-
Shares redeemed	(200,000)	(700,000)
Net increase (decrease) in capital share transactions	525,000	(700,000)

[1]	With the Plan of Reorganization with respect to the AXS Cannabis ETF (formerly, The Cannabis ETF), shareholders received shares of the AXS Cannabis ETF effective as of the close of business on January 20, 2023. See Note 1 in the accompanying Notes to Financial Statements.

See accompanying Notes to Financial Statements.

AXS Cannabis ETF*

FINANCIAL HIGHLIGHTS

Per share operating performance.

For a capital share outstanding throughout each period.

				For the Period
				July 8, 2019**
	For the Year Ended February 28,			through
	2023	2022	2021	February 29, 2020
Net asset value, beginning of period	$7.19	$19.79	$9.98	$25.00
Income from Investment Operations:
Net investment income (loss)[1]	0.03	(0.04)	0.33	0.54
Net realized and unrealized gain (loss) on investments	(4.73)	(12.56)	9.93	(15.14)
Total from investment operations	(4.70)	(12.60)	10.26	(14.60)

Less Distributions:
From net investment income	(0.03)	- [2]	(0.45)	(0.42)
Total distributions	(0.03)	- [2]	(0.45)	(0.42)

Net asset value, end of period	$2.46	$7.19	$19.79	$9.98

Total return[3,4]	(65.45)%	(63.66)%	107.46%	(58.66)%[6]
Total return at market price[4,5]	(65.66)%	(63.40)%	96.18%	(57.84)%[6]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$21,318	$58,624	$175,125	$18,959

Ratio of expenses to average net assets (including interest expense):
Before fees waived and expenses absorbed/recovered	0.96%[7]	0.95%	0.94%	0.95%[8]
After fees waived and expenses absorbed/recovered	0.76%[7]	0.73%	0.69%	0.70%[8]
Ratio of net investment income (loss) to average net assets (including interest expense):
Before fees waived and expenses absorbed/recovered	0.60%	(0.47)%	1.92%	6.66%[8]
After fees waived and expenses absorbed/recovered	0.80%	(0.25)%	2.17%	6.91%[8]

Portfolio turnover rate[9]	71%	54%	75%	49%[6]

*	Financial information from July 8, 2019 through January 20, 2023 is for The Cannabis ETF, which was reorganized into the AXS Cannabis ETF as of the close of business on January 20, 2023. See Note 1 in the accompanying Notes to Financial Statements.
**	Commencement of operations.
[1]	Based on average shares outstanding during the period.
[2]	Amount represents less than $0.01 per share.
[3]	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder's investment in the Fund based on market value due to the differences between the market price of the shares and the net asset value per share of the Fund.
[4]	Total return would have been lower had fees not been waived or absorbed by the Advisor. These returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
[5]	Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price on NYSE Arca, Inc. The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund's closing price on NYSE Arca, Inc.
[6]	Not annualized.
[7]	If interest expense had been excluded, the expense ratios would have been lowered by 0.01% for the year ended February 28, 2023.
[8]	Annualized.
[9]	Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.

See accompanying Notes to Financial Statements.

AXS Cannabis ETF

NOTES TO FINANCIAL STATEMENTS

February 28, 2023

Note 1 – Organization

AXS Cannabis ETF (the “Fund”) is a series of Investment Managers Series Trust II, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund is a passively managed exchange-traded fund (“ETF”).

The Fund’s primary investment objective seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the AXS Cannabis Index. The Fund is classified as a non-diversified fund.

The Fund commenced investment operations on January 23, 2023. Prior to that date, the Fund acquired the assets and assumed the liabilities of The Cannabis ETF (the “Fund’s Predecessor Fund”), a series of Spinnaker ETF Series in a tax-free reorganization as set out in the Agreement and Plan of Reorganization. The proposed Plan of Reorganization was approved by the Trust’s Board on May 25, 2022, by the Board of Spinnaker ETF Series on May 23, 2022, and by beneficial owners of the Fund’s Predecessor Fund on November 11, 2022. The tax-free reorganization was accomplished on January 20, 2023. As a result of the reorganization, the Fund assumed the performance and accounting history of the Fund’s Predecessor Fund. Financial information included for the dates prior to the reorganization is that of the Fund’s Predecessor Fund.

The reorganization was accomplished by the following tax-free exchange in which each shareholder of the Fund’s Predecessor Fund received the same aggregate share net asset value in the corresponding classes as noted below:

Shares Issued	Net Assets
8,675,000	$23,827,602

The net unrealized depreciation of investments transferred was $30,962,078 as of the date of the acquisition.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale). The Board of Trustees has designated the Advisor as the Fund’s valuation designee (the “Valuation Designee”) to make all fair value determinations with respect to the Fund’s portfolio investments, subject to the Board’s oversight. As the Valuation Designee, the Advisor has adopted and implemented policies and procedures to be followed when the Fund must utilize fair value pricing. Prior to September 8, 2022, securities were valued at fair value as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee were subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee met as needed. The Valuation Committee was comprised of all the Trustees, but action may had been taken by any one of the Trustees.

AXS Cannabis ETF

NOTES TO FINANCIAL STATEMENTS - Continued

February 28, 2023

Foreign securities traded in countries outside the U.S. are fair valued by utilizing the quotations of an independent pricing service. The pricing service uses statistical analyses and quantitative models to adjust local prices using factors such as subsequent movement and changes in the prices of indexes, securities and exchange rates in other markets in determining fair value as of the time the Fund calculate the NAVs. The Board reviews the independent third party fair valuation analysis report quarterly.

(b) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Fund records a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Premiums for callable debt securities are amortized to the earliest call date, if the call price was less than the purchase price. If the call price was not at par and the security was not called, the security is amortized to the next call price and date.

(c) Capital Share Transactions

Fund Shares are listed and traded on the Exchange on each day that the Exchange is open for business (“Business Day”). Individual Fund Shares may only be purchased and sold on the Exchange through a broker-dealer. Because the Fund’s Shares trade at market prices rather than at their NAV, Shares may trade at a price equal to the NAV, greater than NAV (premium) or less than NAV (discount).

The Fund offers and redeems Shares on a continuous basis at NAV only in large blocks of Shares, currently 25,000 Shares for the Fund (“Creation Unit”). Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund. Fund Shares may only be purchased from or redeemed to the Fund by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed a Participant Agreement with the Distributor. Creation Units are available for purchase and redemption on each Business Day and are offered and redeemed on an in-kind basis, together with the specified cash amount, or for an all cash amount.

AXS Cannabis ETF

NOTES TO FINANCIAL STATEMENTS - Continued

February 28, 2023

To the extent contemplated by a participant agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed by the Distributor, on behalf of the Fund, by the time as set forth in a participant agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral equal to a percentage of the market value as set forth in the Participant Agreement. A participant agreement may permit the Fund to use such collateral to purchase the missing shares and could subject an Authorized Participant to liability for any shortfall between the cost of the Fund acquiring such shares and the value of the collateral.

Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the Shares directly from the Fund. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker, which will be subject to customary brokerage commissions or fees.

A fixed purchase (i.e., creation) transaction fee is imposed for the transfer and other transaction costs associated with the purchase of Creation Units, and investors will be required to pay a creation transaction fee regardless of the number of Creation Units created in the transaction. The Fund may adjust the creation transaction fee from time to time based upon actual experience. In addition, a variable fee may be imposed for cash purchases, non-standard orders, or partial cash purchases of Creation Units. The variable fee is primarily designed to cover non-standard charges, e.g., brokerage, taxes, foreign exchange, execution, market impact, and other costs and expenses, related to the execution of trades resulting from such transaction. The Fund may adjust the non-standard charge from time to time based upon actual experience. Investors who use the services of an Authorized Participant, broker or other such intermediary may be charged a fee for such services which may include an amount for the creation transaction fee and non-standard charges. Investors are responsible for the costs of transferring the securities constituting the deposit securities to the account of the Trust. The Adviser may retain all or a portion of the transaction fee to the extent the Adviser bears the expenses that otherwise would be borne by the Trust in connection with the issuance of a Creation Unit, which the transaction fee is designed to cover. The standard Creation Unit transaction fee for the Fund is $250 regardless of the number of Creation Units created in the transaction.

A fixed redemption transaction fee may be imposed for the transfer and other transaction costs associated with the redemption of Creation Units, and Authorized Participants will be required to pay a redemption transaction fee regardless of the number of Creation Units created in the transaction. The redemption transaction fee is the same no matter how many Creation Units are being redeemed pursuant to any one redemption request. The Fund may adjust the redemption transaction fee from time to time based upon actual experience. In addition, a variable fee, payable to the Fund, may be imposed for cash redemptions, non-standard orders, or partial cash redemptions for the Fund. The variable fee is primarily designed to cover non-standard charges, e.g., brokerage, taxes, foreign exchange, execution, market impact, and other costs and expenses, related to the execution of trades resulting from such transaction. Investors who use the services of an Authorized Participant, broker or other such intermediary may be charged a fee for such services which may include an amount for the redemption transaction fees and non-standard charges. Investors are responsible for the costs of transferring the securities constituting the Fund securities to the account of the Trust. The non-standard charges are payable to the Fund as it incurs costs in connection with the redemption of Creation Units, the receipt of Fund securities and the cash redemption amount and other transactions costs. The standard redemption transaction fee for the Fund is $250 regardless of the number of Creation Units redeemed in the transaction.

AXS Cannabis ETF

NOTES TO FINANCIAL STATEMENTS - Continued

February 28, 2023

(d) Foreign Currency Translation

The Fund’s records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted as of 4:00 PM Eastern Standard Time. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Fund does not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

(e) Federal Income Taxes

The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of February 28, 2023, and during the prior open tax years, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(f) Distributions to Shareholders

The Fund will make distributions of net investment income and net capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

AXS Cannabis ETF

NOTES TO FINANCIAL STATEMENTS - Continued

February 28, 2023

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

(g) Illiquid Securities

Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Fund limit its illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any security which may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Advisor, at any time, determines that the value of illiquid securities held by the Fund exceeds 15% of its NAV, the Advisor will take such steps as it considers appropriate to reduce them as soon as reasonably practicable in accordance with the Fund’s written LRMP.

(h) Securities Lending

Prior to the close of business on January 20, 2023, the Fund has entered into a securities lending agreement with Cowen Execution Services, LLC. The Fund may lend up to 33% of its investments requiring that the loan be continuously collateralized by cash or other securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities (“Government Securities”) at all times equal to at least 102% (105% for foreign securities) of the market value on the securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted so that the market value of the collateral is not less than the initial margin requirement. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return them. During the term of the loan, the Fund will continue to receive any dividends, interest or amounts equivalent thereto, on the securities loaned while receiving a fee from the borrower and/or earning interest on the investments of the cash collateral. Such fees and interest are shared with the securities lending agent under the terms of the securities lending agreement. Securities lending income is disclosed as such in the Statement of Operations.

As of February 28, 2023, the Fund did not loan any securities.

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with AXS Investments LLC (the “Advisor”). Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 0.95% of the Fund’s average daily net assets. The Advisor has agreed for a period of two years from the date of the reorganization to waive its fees by 0.20% of the average daily net assets of the Fund until January 20, 2025. The Advisor will not seek recoupment from the Fund of any amounts waived under the fee waiver agreement. The Advisor also has agreed to pay all expenses of the Fund except for the advisory fee, interest, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing or settlement of orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.

For the period January 23, 2023 through March 31, 2023, the Advisor earned $23,904 and waived advisory fees totaling $4,491.

AXS Cannabis ETF

NOTES TO FINANCIAL STATEMENTS - Continued

February 28, 2023

Prior to the close of business on January 20, 2023, investment advisory services were provided to the Fund’s Predecessor Fund by OBP Capital, LLC (“OBP”), which received investment management fees for its services pursuant to the terms of the investment advisory agreement for the Fund’s Predecessor Fund. The investment advisory fees were computed and accrued daily and paid monthly at an annual rate of 0.95% of the Fund’s Predecessor Fund average daily net assets. For the period March 1, 2022 through January 20, 2023, OBP earned $306,275.

For the period March 1, 2022 through January 20, 2023, OBP waived advisory fees totaling $64,810 for the Fund’s Predecessor Fund. This amount is not recoupable.

Brown Brothers Harriman & Co. serves as the Fund’s fund accountant, transfer agent and custodian. UMB Fund Services (“UMBFS”) and Mutual Fund Administration, LLC (“MFAC”) serve as the Fund’s co-administrators.

Prior to the close of business on January 20, 2023, The Nottingham Company, Inc. (“Nottingham”) served as the Fund’s administrator and fund accountant to the Fund’s Predecessor Fund. Cowen Execution Services, LLC served as the custodian and Nottingham Shareholder Services, LLC served as the transfer agent to the Fund’s Predecessor Fund.

ALPS Distributors, Inc. serves as the Fund’s distributor (the “Distributor”). The Distributor does not receive compensation from the Fund for its distribution services; the Advisor pays the Distributor a fee for its distribution-related services. Prior to the close of business on January 20, 2023, Capital Investment Group, Inc. served as the distributor for the Fund’s Predecessor Fund.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. Prior to the close of business on January 20, 2023, Nottingham served as CCO for the Fund’s Predecessor Fund.

Note 4 – Federal Income Taxes

At February 28, 2023, gross unrealized appreciation and depreciation on investments owned by the Fund, based on cost for federal income tax purposes were as follows:

Cost of investments	$56,992,924

Gross unrealized appreciation	$691,706
Gross unrealized depreciation	(36,467,723)
Net unrealized appreciation (depreciation) on investments	$(35,776,017)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

AXS Cannabis ETF

NOTES TO FINANCIAL STATEMENTS - Continued

February 28, 2023

GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended February 28, 2023, permanent differences in book and tax accounting have been reclassified to paid-in capital and total distributable earnings (accumulated deficit) as follows:

Increase (Decrease)
Capital	Total Distributable Earnings (Accumulated Deficit)
$12,561	$(12,561)

As of February 28, 2023, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$-
Undistributed long-term capital gains	-
Tax distributable earnings	-

Accumulated capital and other losses	(107,227,753)

Net unrealized appreciation (depreciation) on investments	(35,776,017)
Net unrealized appreciation (depreciation) on foreign currency translations	(8,054)
Total distributable earnings (accumulated deficit)	$(143,011,824)

To the extent that a fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

The tax character of distributions paid during the years ended February 28, 2023 and 2022 were as follows:

	2023	2022
Distributions paid from:
Ordinary income	$216,625	$29,834
Net long-term capital gains	-	-
Total distributions paid	$216,625	$29,834

As of February 28, 2023, the Fund had qualified late-year ordinary losses, which are deferred until fiscal year 2023 for tax purposes. Net late-year ordinary losses incurred after December 31 and within the taxable year and net late-year specified losses incurred after October 31 and within the taxable year are deemed to arise on the first day of the Fund’s next taxable year.

AXS Cannabis ETF

NOTES TO FINANCIAL STATEMENTS - Continued

February 28, 2023

At February 28, 2023, the Fund had accumulated capital loss carry forwards as follows:

Not subject to expiration:
Short-term	$37,903,423
Long-term	69,324,330
Total	$107,227,753

Note 5 – Investment Transactions

Purchases and sales of investments, excluding in-kind transactions and short-term investments, for the year ended February 28, 2023, were $25,053,726 and $25,094,422, respectively.

Purchases, sales, and realized gain/(loss) of in-kind transactions for the year ended February 28, 2023, were as follows:

Purchases	Sales	Gain/(Loss)
$3,690,884	$512,089	$32,900

Note 6 – Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

Note 7 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

●	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

AXS Cannabis ETF

NOTES TO FINANCIAL STATEMENTS - Continued

February 28, 2023

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of February 28, 2023, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2**	Level 3**	Total
Investments
Common Stock*	$21,216,907	$-	$-	$21,216,907
Total Investments	$21,216,907	$-	$-	$21,216,907

*	For a detailed break-out of common stocks by major industry classification, please refer to the Schedules of Investments.

**	The Fund did not hold any Level 2 or 3 securities at period end.

Note 8 – Market Disruption and Geopolitical Risks

Certain local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on a security or instrument. Since 2020, the novel strain of coronavirus (COVID-19) has negatively affected the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Following Russia’s large-scale invasion of Ukraine, the President of the United States signed an Executive Order in February 2022 prohibiting U.S. persons from entering transactions with the Central Bank of Russia and Executive Orders in March 2022 prohibiting U.S. persons from importing oil and gas from Russia as well as other popular Russian exports, such as diamonds, seafood and vodka. There may also be restrictions on investments in Chinese companies. For example, the President of the United States of America signed an Executive Order in June 2021 affirming and expanding the U.S. policy prohibiting U.S. persons from purchasing or investing in publicly-traded securities of companies identified by the U.S. Government as “Chinese Military-Industrial Complex Companies.” The list of such companies can change from time to time, and as a result of forced selling or an inability to participate in an investment the Advisor otherwise believes is attractive, the Fund may incur losses. The duration of the coronavirus outbreak and the Russian-Ukraine conflict could adversely affect the Fund’s performance, the performance of the securities in which the Fund invests and may lead to losses on your investment. The ultimate impact of COVID-19 and Russia Invasion on the financial performance of the Fund’s investments are not reasonably estimable at this time. Management is actively monitoring these events.

Note 9 – New Accounting Pronouncement

In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). Rule 18f-4 will impose limits on the amount of derivatives a Fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is greater than a limited specified amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager. The Fund has adopted procedures in accordance with Rule 18f-4.

AXS Cannabis ETF

NOTES TO FINANCIAL STATEMENTS - Continued

February 28, 2023

In December 2020, the SEC adopted a new rule providing a framework for fund valuation practices (“Rule 2a-5”). Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act and the threshold for determining whether a fund must fair value a security. In connection with Rule 2a-5, the SEC also adopted related recordkeeping requirements and is rescinding previously issued guidance, including with respect to the role of a board in determining fair value and the accounting and auditing of fund investments. The Fund has adopted procedures in accordance with Rule 2a-5.

Note 10 – Change in Independent Public Accountant

On July 19 & 20, 2022, the Audit Committee of the Board of Trustees of Investment Managers Series Trust II (the “Trust”) appointed Tait, Weller & Baker LLP (“Tait”) as the Fund’s independent registered public accounting firm upon the reorganization of the Fund’s Predecessor Fund for the fiscal period ended February 28, 2023. Previously, BBD, LLP (“BBD”) served as the independent registered public accounting firm to the Fund’s Predecessor Fund.

BBD’s report on the financial statements for the Fund’s Predecessor Fund for the years in the two-year period ended February 28, 2022 and for the period from July 8, 2019 through February 29, 2020 contained no adverse opinion or disclaimer of opinion, nor was it qualified or modified as to uncertainty, audit scope, or accounting principles. During such periods and the interim period of March 1, 2022 through January 20, 2023 (the “Interim Period”) there were no (i) disagreements with BBD on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of BBD, would have caused it to make reference to the subject matter of the disagreements in connection with its report on the Fund’s Predecessor Fund’s financial statements for such period, nor (ii) “reportable events” of the kinds described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

During the periods prior to February 28, 2022 and the Interim Period, neither the Fund’s Predecessor Fund nor anyone on behalf of the Fund’s Predecessor Fund had consulted Tait on items that concerned (a) the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund’s Predecessor Fund financial statements, or (b) the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K and related instructions) or reportable events (as described in paragraph (a)(1)(v) of Item 304 of Regulation S-K). The selection of Tait does not reflect any disagreements with BBD or dissatisfaction by the Fund’s Predecessor Fund, the Board, or the Audit Committee with the performance of BBD.

Note 11 – Events Subsequent to the Fiscal Period End

The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements. There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of AXS Cannabis ETF and

the Board of Trustees of Investment Managers Series Trust II

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of AXS Cannabis ETF (the “Fund”), a series of Investment Managers Series Trust II, including the schedule of investments, as of February 28, 2023, the related statement of operations for the year then ended, the statements of changes in net assets for the year then ended, and financial highlights for the year then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of February 28, 2023, the results of its operations for the year then ended, the changes in its net assets for the year then ended, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

The statement of changes for the year ended February 28, 2022 and the financial highlights for each of the two years in the period ended February 28, 2022 and for the period July 8, 2019 (commencement of operations) through February 29, 2020 were audited by other auditors, and in their opinions dated April 29, 2022, they expressed unqualified opinions on said financial statements and financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 2013.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audit, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2023 by correspondence with the custodian. We believe that our audit provides a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania

April 28, 2023

AXS Cannabis ETF

SUPPLEMENTAL INFORMATION (Unaudited)

Trustees and Officers Information

Additional information about the Trustees is included in the Fund’s Statement of Additional Information which is available, without charge, upon request by calling (866) 984-2510. The Trustees and officers of the Fund and its principal occupations during the past five years are as follows:

For the year ended February 28, 2023, 100% of the dividends paid from net investment income, including short-term capital gains (if any), for the AXS Cannabis ETF, is designated as qualified dividend income.

For the year ended February 28, 2023, 100% of the dividends paid from net investment income, including short-term capital gains (if any), for the AXS Cannabis ETF, qualifies for the dividends received deduction available to corporate shareholders.

Name, Address, Year of Birth and Position(s) held with Trust	Term of Office[c] and Length of Time Served	Principal Occupation During the Past Five Years and Other Affiliations	Number of Portfolios in the Fund Complex Overseen by Trustee[d]	Other Directorships Held by Trustee
Independent Trustees:
Thomas Knipper, CPA [a] (Born 1957) Trustee	Since September 2013	Retired (April 2022 – present); Independent Consulting, financial services organizations (March 2021 – March 2022); Vice President and Chief Compliance Officer, Ameritas Investment Partners, a registered investment advisor (1995 – March 2021).	30	Monachil Credit Income Fund, a closed-end investment company.
Kathleen K. Shkuda [a] (born 1951) Trustee	Since September 2013	Zigzag Consulting, a financial services consulting firm (2008 – present). Director, Managed Accounts, Merrill Lynch (2007-2008).	30	None.
Larry D. Tashjian [a] (born 1953) Trustee and Chairman of the Board	Since September 2013	Principal, CAM Capital Advisors, a family office (2001 – present).	30	General Finance Corporation.
John P. Zader [a] (born 1961) Trustee	Since September 2013	Retired (June 2014 – present); CEO, UMB Fund Services, Inc., a mutual fund and hedge fund service provider, and the transfer agent, fund accountant, and co-administrator for the Funds (December 2006 – June 2014); President, Investment Managers Series Trust (December 2007 - June 2014).	30	None.

AXS Cannabis ETF

SUPPLEMENTAL INFORMATION (Unaudited) – Continued

Name, Address, Year of Birth and Position(s) held with Trust	Term of Office[c] and Length of Time Served	Principal Occupation During the Past Five Years and Other Affiliations	Number of Portfolios in the Fund Complex Overseen by Trustee[d]	Other Directorships Held by Trustee
Interested Trustees:
Terrance P. Gallagher a* (born 1958) Trustee and President	Since July 2019	President, Investment Managers Series Trust II (September 2013 – present); Executive Vice President, UMB Fund Services, Inc. (2007 – present). Director of Compliance, Unified Fund Services Inc. (now Huntington Fund Services), a mutual fund service provider (2004 – 2007).	30

Agility Multi-Asset Income Fund, Corbin Multi-Strategy Fund, LLC, Aspiriant Risk-Managed Real Asset Fund, Aspiriant Risk-Managed Capital Appreciation Fund, AFA Multi-Manager Credit Fund, The Optima Dynamic Alternatives Fund, Infinity Core Alternative Fund, Keystone Private Income Fund, First Trust Alternative Opportunities Fund, Variant Alternative Income Fund, Variant Impact Fund, First Trust Private Assets Fund, First Trust Private Credit Fund, First Trust Real Assets Fund, Destiny Alternative Fund LLC, Destiny Alternative Fund (TEI) LLC, and Pender Real Estate Credit Fund, each a closed-end investment company.

Joy Ausili b† (born 1966) Trustee, Vice President and Assistant Secretary	Since January 2023	Co-Chief Executive Officer (2016 – present), and Vice President (2006 – 2015), Mutual Fund Administration, LLC; Vice President and Assistant Secretary (January 2016 – present), Investment Managers Series Trust II; Vice President and Secretary, Investment Managers Series Trust (March 2016 – present); Co-President, Foothill Capital Management, LLC, a registered investment advisor (2018 – 2022).	30	None.

AXS Cannabis ETF

SUPPLEMENTAL INFORMATION (Unaudited) – Continued

Name, Address, Year of Birth and Position(s) held with Trust	Term of Office[c] and Length of Time Served	Principal Occupation During the Past Five Years and Other Affiliations	Number of Portfolios in the Fund Complex Overseen by Trustee[d]	Other Directorships Held by Trustee
Officers of the Trust:
Rita Dam [b] (born 1966) Treasurer and Assistant Secretary	Since September 2013

Co-Chief Executive Officer (2016 – present), and Vice President (2006 – 2015), Mutual Fund Administration, LLC; Co-President, Foothill Capital Management, LLC, a registered investment advisor (2018 – 2022).

			N/A	N/A
Diane Drake [b] (born 1967) Secretary	Since January 2016	Senior Counsel, Mutual Fund Administration, LLC (October 2015 – present); Chief Compliance Officer, Foothill Capital Management, LLC, a registered investment advisor (2018 – 2019).	N/A	N/A
Martin Dziura [b] (born 1959) Chief Compliance Officer	Since September 2013

Principal, Dziura Compliance Consulting, LLC (October 2014 - present). Managing Director, Cipperman Compliance Services (2010 – September 2014). Chief Compliance Officer, Hanlon Investment Management (2009 - 2010). Vice President − Compliance, Morgan Stanley Investment Management (2000 − 2009).

			N/A	N/A

a	Address for certain Trustees and certain officers: 235 West Galena Street, Milwaukee, Wisconsin 53212.

b	Address for Ms. Ausili, Ms. Dam and Ms. Drake: 2220 E. Route 66, Suite 226, Glendora, California 91740.

Address for Mr. Dziura: 309 Woodridge Lane, Media, Pennsylvania 19063.

c	Trustees and officers serve until their successors have been duly elected.

d	The Trust is comprised of 58 series managed by unaffiliated investment advisors. The term “Fund Complex” applies only to the Funds managed by the same investment advisor. The Fund’s investment advisor also serves as the investment advisor to the AXS All Terrain Opportunity Fund, AXS Alternative Value Fund, AXS Adaptive Plus Fund, AXS Multi-Strategy Alternatives Fund, AXS Chesapeake Strategy Fund, AXS Market Neutral Fund, AXS Income Opportunities Fund, AXS Merger Fund, AXS Sustainable Fund, AXS Thomson Reuters Private Equity Return Tracker, AXS Thomson Reuters Venture Capital Return Tracker Fund, AXS Astoria Inflation Sensitive ETF, AXS Brendan Wood TopGun Index ETF, AXS Change Finance ESG ETF, AXS First Priority CLO Bond ETF, AXS Green Alpha ETF, AXS 1.25X NVDA Bear Daily ETF, AXS 1.5X PYPL Bear Daily ETF, AXS 1.5X PYPL Bull Daily ETF, AXS 2X Innovation ETF, AXS 2X NKE Bear Daily ETF, AXS 2X NKE Bull Daily ETF, AXS 2X PFE Bear Daily ETF, AXS 2X PFE Bull Daily ETF, AXS Short China Internet ETF, AXS TSLA Bear Daily ETF, AXS Esoterica NextG Economy ETF, AXS Short De-SPAC Daily ETF and AXS Short Innovation Daily ETF, which are offered in separate prospectus. The Funds do not hold themselves out as related to any other series within the Trust, for purposes of investment and investor services.

e	“Other Directorships Held” includes only directorship of companies required to register or file reports with the SEC under the Securities Exchange Act of 1934, as amended (that is, “public companies”) or other investment companies registered under the 1940 Act.

†	Ms. Ausili is an “interested person” of the Trust by virtue of his position with Mutual Fund Administration, LLC.

*	Mr. Gallagher is an “interested person” of the Trust by virtue of his position with UMB Fund Services, Inc.

AXS Cannabis ETF

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Board Consideration of Investment Advisory Agreement

At an in-person meeting held on July 19-20, 2022, the Board of Trustees (the “Board”) of Investment Managers Series Trust II (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the investment advisory agreement (the “Advisory Agreement”) between the Trust and AXS Investments LLC (the “Investment Advisor”) with respect to the AXS Cannabis ETF series of the Trust (the “Fund”) for an initial two-year term. In approving the Advisory Agreement, the Board, including the Independent Trustees, determined that such approval was in the best interests of the Fund and its shareholders.

Background

In advance of the meeting, the Board received information about the Fund and the Advisory Agreement from the Investment Advisor and from Mutual Fund Administration, LLC and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The materials, among other things, included information about the organization and financial condition of the Investment Advisor; information regarding the background, experience, and compensation structure of relevant personnel who would be providing services to the Fund; information about the Investment Advisor’s compliance policies and procedures, disaster recovery and contingency planning, and policies with respect to portfolio execution and trading; information regarding the estimated profitability of the Investment Advisor’s overall relationship with the Fund; information regarding the performance of The Cannabis ETF (the “Predecessor Fund”), which would be reorganizing into the Fund, for the nine-month period ended May 31, 2022; and a report prepared by Broadridge Financial Solutions, Inc. (“Broadridge”) comparing the proposed unitary management fee and estimated total expenses of the Fund with those of a group of comparable funds selected by Broadridge (the “Peer Group”) from Morningstar, Inc.’s Miscellaneous Sector fund universe (the “Fund Universe”). The Board also received a memorandum from legal counsel to the Trust and the Independent Trustees discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed approval of the Advisory Agreement. No representatives of the Investment Advisor were present during the Board’s consideration of the Advisory Agreement, and the Independent Trustees were represented by their legal counsel with respect to the matters considered.

In approving the Advisory Agreement, the Board and the Independent Trustees considered a variety of factors, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of Services

With respect to the relevant performance information, the meeting materials indicated that the Predecessor Fund’s total return for the nine-month period was lower than the Innovation Cannabis Labs Index return and the Peer Group and Fund Universe median returns by 0.26%, 5.97%, and 36.44%, respectively. The Board considered that the Predecessor Fund had been operating for a relatively short period, and that performance over longer periods would be more meaningful.

The Board noted its familiarity with the Investment Advisor as the investment advisor for other series of the Trust, and considered the services to be provided by the Investment Advisor to the Fund. In doing so, the Board considered the Investment Advisor’s specific responsibilities in day-to-day management and oversight of the Fund, as well as the qualifications, experience, and responsibilities of the personnel who would be involved in the activities of the Fund. The Board also considered the overall quality of the organization and operations of the Investment Advisor, as well as its compliance structure and compliance procedures.

The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the Investment Advisor would have the capabilities, resources, and personnel necessary to manage the Fund, and that the Investment Advisor would provide the Fund with a reasonable potential for good investment results.

AXS Cannabis ETF

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Advisory Fee and Expense Ratio

The Board reviewed information regarding the Fund’s proposed unitary management fee and estimated total expenses. The meeting materials indicated that the Fund’s proposed annual unitary management fee of 0.95% was the same as the advisory fee for the Predecessor Fund, but higher than the Peer Group and Fund Universe medians by 0.325% and 0.35%, respectively. The Trustees noted that because of its unitary fee structure, the Fund would pay the Investment Advisor a management fee, and the Investment Advisor would pay all expenses incurred by the Fund except for the management fee and certain other expenses. The Trustees considered the Investment Advisor’s assertion that the cannabis investable market is relatively new and is very specialized with only a few peer funds, and that the Investment Advisor had agreed to reduce its management fee by 0.20% of the average daily net assets of the Fund for a period of two years from the date of the reorganization. The Trustees also considered that the Investment Advisor does not manage any other accounts with the same objectives and policies as the Fund, and therefore they did not have a good basis for comparing the Fund’s proposed unitary management fee with those of other similar client accounts of the Investment Advisor. The Trustees observed that the Fund’s proposed unitary management fee was within the range of advisory fees paid by other series of the Trust managed by the Investment Advisor.

The meeting materials indicated that the Fund’s estimated annual total expenses of 0.95% were higher than the Peer Group and Fund Universe medians by 0.22% and 0.35%, respectively. The Board considered the Investment Advisor’s observation that some of the funds in the Peer Group are part of larger fund complexes and therefore could have lower expenses and/or support lower expense caps. The Board noted that the larger fund complexes allow those funds in the Peer Group to pass along economies of scale that the Investment Advisor is currently unable to match. The Board also noted that the Investment Advisor set the net expenses for the Fund at a level at which the Investment Advisor can maintain the viability of the Fund.

The Board and the Independent Trustees concluded that the proposed compensation payable to the Investment Advisor under the Advisory Agreement would be fair and reasonable in light of the nature and quality of the services proposed to be provided by the Investment Advisor to the Fund.

Profitability, Benefits to the Investment Advisor, and Economies of Scale

The Board next reviewed the estimated profitability to the Investment Advisor of its relationship with the Fund in the Fund’s first year of operations, taking into account the Predecessor Fund’s current assets. The Board determined that the Investment Advisor’s anticipated profit level with respect to the Fund was reasonable.

The Board noted that the potential benefits received by the Investment Advisor as a result of its relationship with the Fund, other than the receipt of its unitary management fee, would include the usual types of “fall out” benefits received by advisors to the Trust, including any research received from broker-dealers providing execution services to the Fund, the beneficial effects from the review by the Trust’s Chief Compliance Officer of the Investment Advisor’s compliance program, the intangible benefits of its association with the Fund generally, and any favorable publicity arising in connection with the Fund’s performance. The Board also noted that although the Advisory Agreement does not provide for any advisory fee breakpoints, the Fund’s asset level would likely be too low to achieve significant economies of scale after the reorganization and during the Fund’s startup period, and that any such economies would be considered in the future as the Fund’s assets grow.

Conclusion

Based on these and other factors, the Board and the Independent Trustees concluded that approval of the Advisory Agreement was in the best interests of the Fund and its shareholders and, accordingly, approved the Advisory Agreement.

AXS Cannabis ETF

EXPENSE EXAMPLE

For the Six Months Ended February 28, 2023 (Unaudited)

Expense Example

As a shareholder of the Fund, you incur an advisory fee. In addition to the advisory fee, a shareholder may pay brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses (including acquired fund fees and expenses), if any. It is important for you to understand the impact of these ongoing costs on your investment returns. Shareholders may incur brokerage commissions on their purchases and sales of Fund shares, which are not reflected in these examples.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2022 to February 28, 2023.

Actual Expenses

The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges. Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	9/1/2022	2/28/2023	9/1/22-2/28/23
Actual Performance	$1,000.00	$675.00	$3.16
Hypothetical (5% annual return before expenses)	1,000.00	1,021.02	3.82

*	Expenses are equal to the Fund’s annualized expense ratio of 0.76% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six-month period). The expense ratio reflects an expense waiver. Assumes all dividends and distributions were reinvested.

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FUND INFORMATION

	TICKER	CUSIP
AXS Cannabis ETF	THCX	46144X 537

Privacy Principles of the AXS Cannabis ETF for Shareholders

The AXS Cannabis ETF is committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the AXS Cannabis ETF collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the AXS Cannabis ETF does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the AXS Cannabis ETF. The AXS Cannabis ETF does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the AXS Cannabis ETF for its information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the ETF or of any securities mentioned in this report.

Proxy Voting

The AXS Cannabis ETF’s proxy voting policies and procedures, as well as information regarding how the ETF voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, are available, without charge and upon request by calling (866) 984-2510 or on the SEC’s website at www.sec.gov.

Fund Portfolio Holdings

The AXS Cannabis ETF files a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT within 60 days of the end of such fiscal quarter. Shareholders may obtain the ETF’s Form N-PORT on the SEC’s website at www.sec.gov.

Householding

The AXS Cannabis ETF will mail only one copy of shareholder documents, including prospectuses and notice of annual and semi-annual reports availability and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the ETF at (866) 984-2510.

AXS Cannabis ETF

P.O. Box 2175

Milwaukee, WI 53201

Toll Free: (866) 984-2510

Item 1. Report to Stockholders (Continued).

(b) Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

The registrant undertakes to provide to any person without charge, upon request, a copy of its code of ethics by mail when they call the registrant at 1-833-297-2587.

Item 3. Audit Committee Financial Expert.

The Board of Trustees of the Registrant has determined that the Registrant has the following “audit committee financial experts” as defined in Item 3(b) of Form N-CSR serving on its Audit Committee: Messrs. Thomas Knipper and John P. Zader. The audit committee financial experts are “independent” as that term is defined in Item 3(a)(2) of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

AXS Cannabis ETF	FYE 2/28/2023	FYE 2/28/2022*
Audit Fees	$13,000	$11,000
Audit-Related Fees	N/A	$5,500
Tax Fees	$2,500	$3,000
All Other Fees	N/A	N/A

*	Prior to the reorganization, the aggregate audit and tax fees billed by BBD, LLP.

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Tait, Weller, & Weller LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

AXS Cannabis ETF	FYE 2/28/2023	FYE 2/28/2022*
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%
*	The percentage of fees billed by BBD, LLP applicable to non-audit services pursuant to waiver of pre-approval requirement.

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment advisor (and any other controlling entity, etc.—not sub-advisor) for the last two years. The audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment advisor is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

AXS Cannabis ETF	FYE 2/28/2023	FYE 2/28/2022*
Non-Audit Related Fees	N/A	$3,000
Registrant	N/A	N/A
Registrant’s Investment Advisor	N/A	N/A
*	The non-audit related fees billed by BBD, LLP.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b)	Not applicable.

Item 6. Schedule of Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed June 8, 2018.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. Filed herewith.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust II

By (Signature and Title)	/s/ Terrance Gallagher
Terrance Gallagher, President/Chief Executive Officer

Date	5/9/2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Terrance Gallagher
Terrance Gallagher, President/Chief Executive Officer

Date	5/9/2023

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer/Chief Financial Officer

Date	5/9/2023